COMMITMENTS AND CONTINGENCIES	12 Months Ended
Sep. 30, 2013
Notes to Financial Statements
Note 6. COMMITMENTS AND CONTINGENCIES

From time to time, the Company may become subject to legal proceedings, claims and litigation arising in the ordinary course of its business.  The Company is not currently a party to any material legal proceedings, nor is the Company aware of any other pending or threatened litigation that would have a material adverse effect on the Company’s business, operating results, cash flows or financial condition should such litigation be resolved unfavorably. The lines of credit are non-interest bearing and matured on December 31, 2013.